Trade and other payables (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Trade and other payables.
Trade and other payables	€ 12,570	€ 73,463
Amount of decrease in trade and other payables	€ 60,893